Income Taxes - Summary Gross Movement in Current Income Tax Asset / (Liability) (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Current Tax Expense Income And Adjustments For Current Tax Of Prior Periods [Abstract]
Net current income tax asset / (liability) at the beginning	$ 282	$ 274	$ 203
Translation differences	(8)	6	(12)
Income tax paid	1,059	843	892
Current income tax expense (Refer to Note 2.17)	(709)	(842)	(809)
Income tax on other comprehensive income	(2)	1
Reclassified under assets held for sale (refer note no 2.9)	(5)
Net current income tax asset / (liability) at the end	$ 617	$ 282	$ 274